H. Stock-Based Compensation - Stock Option Activity (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Number of Shares
Outstanding beginning balance	12,164,591	11,596,591
Granted	700,000	775,000
Exercised	0	0
Cancelled	(660,591)	(207,000)
Forfeited	0	0
Outstanding ending balance	12,204,000	12,164,591
Exercisable	12,041,498	12,002,089
Exercise Price
Outstanding beginning balance	$ 0.42	$ 0.43
Granted	.23	0.27
Exercised	0.00	0.00
Cancelled	0.82	0.90
Forfeited	0.00	0.00
Outstanding ending balance	0.38	0.42
Exercisable	$ 0.39	$ 0.42
Remaining Contractual Term (in years)
Outstanding beginning balance	5 years 4 months 24 days	6 years 1 month 6 days
Outstanding ending balance	5 years	5 years 4 months 24 days
Exercisable	4 years 10 months 24 days	5 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding beginning balance	$ 1	$ 1
Outstanding ending balance	1	1
Exercisable	$ 1	$ 1